Significant Accounting Policies - Employee benefit (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Employee benefit expenses	¥ 216.2	¥ 148.5	¥ 63.6
Balances of employee welfare benefit	¥ 90.4	¥ 112.9